JOHN HANCOCK FUNDS III

601 Congress Street

Boston, Massachusetts 02210

June 25, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE: John Hancock Funds III (the “Trust”)
File Nos. 333-125838; 811-21777

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 53 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for effectiveness on July 1, 2013. The purpose of this filing is to bring the financial statements of series of the Trust with fiscal years ended February 28, 2013 and March 31, 2013 up-to-date, to make other non-material changes and to incorporate comments from the Staff of the Commission on the initial filing to register new share classes of John Hancock Disciplined Value Mid Cap Fund and John Hancock International Value Equity Fund, each a separate series of the Trust, filed under Rule 485(a) of the 1933 Act on April 23, 2013, and to complete the registration of these new share classes. The prospectuses and Statement of Additional Information have been marked to show changes effected in the Amendment.

The undersigned represents that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the 1933 Act.

If you have any questions or comments, please call me at 617-663-4326.

Sincerely,

/s/ Andrew D. Wilkins

Andrew D. Wilkins

Assistant Secretary